Financial instruments - Fair values and risk management - Interest rate re-pricing (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 3,986.5	€ 4,119.6	€ 4,675.0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Current financial assets	3,863.3	3,875.4	3,599.3
Cash > 3 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	100.1	237.8	1,056.2
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 23.1	€ 6.4	€ 19.5
Cash and liquid resources
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate on financial assets	2.90%	4.20%	3.02%
Current financial assets	€ 4,000.0	€ 4,200.0	€ 4,700.0